Note 14 - Guarantees and Other Commitments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of commitments [text block]
NOTE 14.	GUARANTEES AND OTHER COMMITMENTS

A guarantee has been made by the Group in favor of Dell Bank International d.a.c. ("Dell") as a security for all present and future lease liabilities of the Group (as the lessee) to Dell. This guarantee is limited to a principal amount of
US$11,382
thousand, with the addition of any interests, costs and/or expenses accruing on the liabilities and/or as a result of the Group’s non-fulfilment of the liabilities. The guarantee is independent and separate from the obligations of the Group as the lessee and is valid for
10
years from
January 17, 2017.

In
2019,
the Group entered into an agreement with Putu Novi Financing Corporation, a related party, under which the Group provided a revolving credit facility limited to
US$10
million and would be entitled to interest and gross profit sharing of the borrower’s operations. The credit facility was provided for a period of
18
months starting on
December 18, 2019.
As of
December 31, 2019,
no
loans were provided under the credit facility. See Note
28
 for additional details.

In
2018,
the Group provided a revolving credit facility of
US$6
million to Powerbets, a related party. As of
December 31, 2019,
a total of
US$3.0
million was drawn under the credit facility. The loan to Powerbets forms part of the Group’s net investment in the company due to settlement neither being planned nor being likely to occur in the foreseeable future. See Note
28
 for more information.